Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Net earnings	$ 244.6	$ 145.5	$ 103.9
Items that will not be reclassified to net earnings:
Gains (losses) on pension and non-pension post-employment benefit plans	(7.6)	33.5	9.3
Items that may be reclassified to net earnings:
Currency translation differences for foreign operations	(3.4)	(6.7)	(7.7)
Total comprehensive income	227.8	200.1	101.6
Currency forward
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	(1.8)	7.2	(13.5)
Interest rate swap
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	$ (4.0)	$ 20.6	$ 9.6